Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Tanker vessels	Container vessels	Total

Revenues from external customers	$6,224	$20,622	$26,846
Depreciation and amortization of deferred charges	(745)	(2,939)	(3,684)
Impairment losses	-	(31,629)	(31,629)
Loss on vessels' sale	-	(127)	(127)
Interest expense	(416)	-	(416)
Interest income	32	226	258
Segment profit / (loss)	142	(32,199)	(32,057)
Total assets	81,898	48,671	130,569